UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [X] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD                  July 10, 2012
--------------------------------------------------------------------------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F information Table Entry Total:         111

Form 13F Information Table Value Total:         559,132


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title
                                 of                    Value      Shares/  Sh/  Put/  Invstmt  Other        Voting Authority
Name of Issuer                   class  CUSIP        (x$1000)     Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.             COM    003881307       2553         68542 SH         Sole             45210             23332
Advisory Board Co.                COM    00762W107       2523         50876 SH         Sole             33566             17310
Airgas Inc.                       COM    009363102       4791         57029 SH         Sole             27087             29942
Akorn Inc.                        COM    009728106       3797        240768 SH         Sole            158884             81884
Arbitron Inc.                     COM    03875Q108       2050         58568 SH         Sole             38652             19916
Ashland Inc.                      COM    044209104       7126        102819 SH         Sole             48661             54158
Autodesk Inc.                     COM    052769106       8818        252005 SH         Sole            119330            132675
Belden Inc.                       COM    077454106       3255         97607 SH         Sole             60320             37287
Bravo Brio Restaurant Group In    COM    10567B109       1798        100839 SH         Sole             66544             34295
Buffalo Wild Wings Inc.           COM    119848109      10980        126736 SH         Sole             66047             60689
Carrizo Oil & Gas Inc.            COM    144577103       2495        106107 SH         Sole             69989             36118
Casey's General Stores Inc.       COM    147528103       3564         60410 SH         Sole             27630             32780
Catalyst Health Solutions Inc.    COM    14888B103       6861         73430 SH         Sole             34764             38666
Cavium Inc.                       COM    14964U108       2821        100751 SH         Sole             66471             34280
Cepheid                           COM    15670R107       2328         52026 SH         Sole             34328             17698
Cerner Corp.                      COM    156782104       9833        118956 SH         Sole             56324             62632
Chart Industries Inc.             COM    16115Q308      10564        153638 SH         Sole             81816             71822
Chipotle Mexican Grill Inc.       COM    169656105      10904         28699 SH         Sole             13590             15109
Cogent Communications Group In    COM    19239V302       2018        104841 SH         Sole             69153             35688
Coherent Inc.                     COM    192479103       1832         42318 SH         Sole             27915             14403
Computer Programs & Systems In    COM    205306103       2889         50490 SH         Sole             33319             17171
CoreSite Realty Corp.             COM    21870Q105       2914        112856 SH         Sole             74443             38413
Cree Inc.                         COM    225447101       5627        219207 SH         Sole            103802            115405
DTS Inc.                          COM    23335C101       2152         82532 SH         Sole             54463             28069
Deckers Outdoor Corp.             COM    243537107       6177        140344 SH         Sole             66456             73888
Dick's Sporting Goods Inc.        COM    253393102       8523        177562 SH         Sole             84318             93244
Digital Realty Trust Inc.         COM    253868103       8512        113382 SH         Sole             53685             59697
Dresser-Rand Group Inc.           COM    261608103       5640        126635 SH         Sole             59966             66669
Dupont Fabros Technology Inc.     COM    26613Q106       3836        134324 SH         Sole             88675             45649
Edwards Lifesciences Corp.        COM    28176E108      10436        101022 SH         Sole             47836             53186
Elizabeth Arden Inc.              COM    28660G106       2801         72168 SH         Sole             47620             24548
EnerSys Inc.                      COM    29275Y102       2582         73619 SH         Sole             48599             25020
Equinix Inc.                      COM    29444U502       7325         41700 SH         Sole             19794             21906
Evercore Partners Inc.            COM    29977A105       1771         75695 SH         Sole             49933             25762
F5 Networks                       COM    315616102       7278         73101 SH         Sole             34615             38486
Fiserv Inc.                       COM    337738108       8786        121657 SH         Sole             57683             63974
Forward Air Corp.                 COM    349853101       2247         69623 SH         Sole             45948             23675
Fossil Inc.                       COM    349882100       7255         94785 SH         Sole             44885             49900
Genomic Health Inc.               COM    37244C101       1782         53344 SH         Sole             35189             18155
Globe Specialty Metals Inc.       COM    37954N206       1920        142955 SH         Sole             94371             48584
Gulfport Energy Corp.             COM    402635304       2481        120281 SH         Sole             79338             40943
Helix Energy Solutions Group I    COM    42330P107       1931        117672 SH         Sole             77681             39991
Herbalife Ltd.                    COM    G4412G101       9526        197107 SH         Sole             93315            103792
IHS Inc.                          COM    451734107      10347         96049 SH         Sole             45465             50584
IPC The Hospitalist Co. Inc.      COM    44984A105       3217         70986 SH         Sole             46844             24142
Illumina Inc.                     COM    452327109       6161        152546 SH         Sole             72235             80311
Insulet Corp.                     COM    45784P101       3232        151232 SH         Sole             99799             51433
InterMune Inc.                    COM    45884X103       2317        193879 SH         Sole            127882             65997
Interface Inc.                    COM    458665304       2643        193917 SH         Sole            127976             65941
Koppers Holdings Inc.             COM    50060P106       2448         71989 SH         Sole             47509             24480
LKQ Corp.                         COM    501889208      10119        302962 SH         Sole            143411            159551
Legg Mason Inc.                   COM    524901105       8454        320601 SH         Sole            152246            168355
Life Time Fitness Inc.            COM    53217R207       2258         48541 SH         Sole             32035             16506
Littelfuse Inc.                   COM    537008104       2481         43610 SH         Sole             28790             14820
Lufkin Industries Inc.            COM    549764108       2069         38087 SH         Sole             25122             12965
Luminex Corp.                     COM    55027E102       2209         90194 SH         Sole             59523             30671
Manitowoc Co.                     COM    563571108       8331        712055 SH         Sole            371276            340779
Marten Transport Ltd.             COM    573075108       2268        106684 SH         Sole             70427             36257
Medidata Solutions Inc.           COM    58471A105       2070         63371 SH         Sole             41822             21549
Modine Manufacturing Co.          COM    607828100       1535        221547 SH         Sole            146255             75292
Monotype Imaging Holdings Inc.    COM    61022P100       2605        155344 SH         Sole            102492             52852
Monro Muffler Brake Inc.          COM    610236101       2064         62106 SH         Sole             41244             20862
NetScout Systems Inc.             COM    64115T104       2871        132967 SH         Sole             87726             45241
Nordstrom Inc.                    COM    655664100       1520         30589 SH         Sole                               30589
Nuance Communications Inc.        COM    67020Y100       9592        402669 SH         Sole            165376            237293
OPNET Technologies Inc.           COM    683757108       2354         88511 SH         Sole             58396             30115
Oceaneering International Inc.    COM    675232102       7922        165532 SH         Sole             78383             87149
Oil States International Inc.     COM    678026105       7824        118183 SH         Sole             55964             62219
Omnicare Inc.                     COM    681904108       4153        132967 SH         Sole             62939             70028
Optimer Pharmaceuticals Inc.      COM    68401H104       3102        199859 SH         Sole            131835             68024
PVH Corp.                         COM    693656100       6939         89202 SH         Sole             42358             46844
Par Pharmaceutical Cos. Inc.      COM    69888P106       1841         50928 SH         Sole             33610             17318
Parametric Technology Corp.       COM    699173209       6982        333131 SH         Sole            157707            175424
Peet's Coffee & Tea Inc.          COM    705560100       1148         19117 SH         Sole             12610              6507
Pegasystems Inc.                  COM    705573103       2674         81072 SH         Sole             53475             27597
PetSmart Inc.                     COM    716768106       8114        119012 SH         Sole             56351             62661
Pioneer Drilling Co.              COM    723655106       1228        154140 SH         Sole            101708             52432
Power Intergrations Inc.          COM    739276103       2418         64814 SH         Sole             42788             22026
Quanta Services Inc.              COM    74762E102       8193        340387 SH         Sole            161126            179261
RBC Bearings Inc.                 COM    75524B104       2471         52245 SH         Sole             34461             17784
Rackspace Hosting Inc.            COM    750086100       6583        149827 SH         Sole             70947             78880
RealD Inc.                        COM    75604L105       2831        189253 SH         Sole            124843             64410
Reliance Steel And Aluminum       COM    759509102       6729        133254 SH         Sole             63094             70160
Robert Half International Inc.    COM    770323103       8730        305570 SH         Sole            145037            160533
Rovi Corp.                        COM    779376102       6954        354446 SH         Sole            167846            186600
Rue21 Inc.                        COM    781295100       2585        102409 SH         Sole             67574             34835
SPX Corp.                         COM    784635104       6163         94350 SH         Sole             44806             49544
Salix Pharmaceuticals Ltd.        COM    795435106       7704        141518 SH         Sole             67172             74346
Sourcefire Inc.                   COM    83616T108       1907         37108 SH         Sole             24478             12630
Stifel Financial Corp.            COM    860630102       9096        294364 SH         Sole            152378            141986
Tiffany & Co.                     COM    886547108       7348        138777 SH         Sole             65700             73077
Timken Co.                        COM    887389104       5889        128606 SH         Sole             60893             67713
Tractor Supply Co.                COM    892356106       7600         91503 SH         Sole             43314             48189
TreeHouse Foods Inc.              COM    89469A104      12696        203815 SH         Sole            105471             98344
Trimble Navigation Ltd.           COM    896239100       7338        159490 SH         Sole             75752             83738
Trinity Industries Inc.           COM    896522109       6766        270867 SH         Sole            128606            142261
True Religion Apparel Inc.        COM    89784N104       2070         71420 SH         Sole             47113             24307
Ultimate Software Group Inc.      COM    90385D107       2950         33103 SH         Sole             21836             11267
Ultratech Inc.                    COM    904034105       2527         80216 SH         Sole             52956             27260
Under Armour Inc.                 COM    904311107       8037         85063 SH         Sole             40395             44668
Valmont Industries Inc.           COM    920253101       7441         61510 SH         Sole             29128             32382
Vera Bradley Inc.                 COM    92335C106       6885        326593 SH         Sole            171695            154898
VeriFone Systems Inc.             COM    92342Y109       6665        201422 SH         Sole             95647            105775
Volcano Corp.                     COM    928645100       2645         92317 SH         Sole             60920             31397
Watson Pharmaceuticals Inc.       COM    942683103       8435        114006 SH         Sole             54137             59869
Wesco International Inc.          COM    95082P105       8304        144286 SH         Sole             71803             72483
Western Union Co.                 COM    959802109       9608        570522 SH         Sole            270981            299541
Wright Express Corp.              COM    98233Q105       2938         47606 SH         Sole             31402             16204
Zumiez Inc.                       COM    989817101       2661         67187 SH         Sole             44340             22847
athenahealth Inc.                 COM    04685W103       2045         25826 SH         Sole             17044              8782
lululemon athletica inc.          COM    550021109       5528         92709 SH         Sole             51614             41095

REPORT SUMMARY                       111 DATA RECORDS  559132             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
